Deposits - Additional Information (Detail) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Deposit Amount of one depositor
Deposits [Line Items]
Time deposit accounts in denominations of $100,000 or more	$ 29,703,000	$ 31,331,000
Total deposits	$ 358,504,000	$ 340,409,000	$ 22,081,000
Concentration risk percentage			6.16%